Accounts Payable and Accrued Liabilities - Schedule of Current and Long Term Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables And Accruals [Abstract]
Success fee obligation	$ 7,375	$ 11,406
Current portion	(3,736)	(4,358)
Long term portion	$ 3,639	$ 7,048